(Loss) Earnings Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to Class A and Class B ordinary shareholders | ¥	¥ (40,033)		¥ (13,851)	¥ (11,489)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding—basic	193,836,988		50,029,676	53,873,945
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	193,836,988		50,029,676	53,873,945
Basic earnings(loss) from discontinued operations per ADS | ¥ / shares	¥ 2,268.56		¥ (2,861.76)	¥ 94.74
Diluted earnings(loss) from discontinued operations per ADS | ¥ / shares	2,268.56		(2,861.76)	94.74
Basic loss from continuing operations per ADS | (per share)	(51.63)	$ (7.38)	(69.21)	(53.31)
Diluted loss from continuing operations per ADS | (per share)	¥ (51.63)	$ (7.38)	¥ (69.21)	¥ (53.31)
Net income (loss) from discontinued operations attributable to Class A and Class B ordinary shareholders | ¥	¥ 1,758,922		¥ (572,691)	¥ 20,415
Class A and Class B Ordinary Shares [Member]
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding—basic	193,836,988		50,029,676	53,873,945
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	193,836,988		50,029,676	53,873,945